Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 68,553	$ 69,923	$ 202,686	$ 176,151	$ 244,702	$ 165,990	$ 35,346
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges	(19,270)	4,736	(65,657)	27,372	4,128	9,782	1,879
Other comprehensive income (loss)	(19,270)	4,736	(65,657)	27,372	4,128	9,782	1,879
Comprehensive income (loss)	49,283	74,659	137,029	203,523	248,830	175,772	37,225
Less: Comprehensive income attributable to noncontrolling interests	(33,001)	(53,912)	(93,298)	(147,767)	(180,665)	(131,236)	(6,842)
Comprehensive income attributable to Class A shareholders	16,282	20,747	43,731	55,756	68,165	44,536	30,383
MGP Operating Partnership
Net income	68,553	69,923	202,686	176,151	244,702	165,990	35,346
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges	(19,270)	4,736	(65,657)	27,372	4,128	9,782	1,879
Other comprehensive income (loss)	(19,270)	4,736			4,128	9,782	1,879
Comprehensive income (loss)	$ 49,283	$ 74,659	$ 137,029	$ 203,523	$ 248,830	$ 175,772	$ 37,225